Form N-1A Supplement	Nov. 13, 2025
ERShares Global Entrepreneurs™
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated November 13, 2025 to the Prospectus dated October 28, 2025

1.	Effective November 1, 2025, the Fees and Expenses table and Expense Example on page 1 of the Prospectus are hereby revised and restated in their entirety as follows: